UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 41.82%

Banks - 0.57%
6,518	Sberbank Pjsc ADR.	111,002

Cable & Other Pay Television Services - 1.93%
4,385	SoftBank Corp. ADR *	174,326
5,845	Twenty-First Century Fox, Inc. Class B *	199,431
		373,757
Capital Markets - 0.30%
8,020	FS Investment Corp.	58,947

Computer Communications Equipment - 1.54%
7,770	Cisco Systems, Inc.	297,591

Construction, Mining & Materials HandlingMachinery & Equipment - 1.05%
2,013	Dover, Corp.	203,293

Crude Petroleum & Natural Gas - 1.55%
119	California Resources Corp. *	2,313
2,413	Total SA ADR	133,391
9,007	Vista Energy Corp. *	165,008
		300,712
Dolls & Stuffed Toys - 0.60%
7,556	Mattel, Inc. *	116,211

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.90%
10,007	General Electric Co.	174,622

Electronic Computers - 1.72%
1,962	Apple, Inc. (a)	332,029

Fire, Marine & Casualty Insurance - 5.54%
529	Alleghany Corp. (a) *	315,331
5,698	American International Group, Inc.	339,487
401	Fairfax Financial Holdings, Ltd. *	212,666
4,087	Loews Corp.	204,473
		1,071,957
Food & Kindred Products- 1.93%

8,743	Mondelez International, Inc.	374,201

Gold & Silver Ores - 0.42%
12,180	First Majestic Silver Corp. *	82,093

Insurance Agents, Brokers & Services - 1.72%
292	Markel Corp. *	332,626

Lumber & Wood Products ( No Furniture) - 1.77%
12,951	Leucadia National Corp.	343,072

Motor Vehicle Parts & Accessories - 1.05%
1,323	Honeywell International, Inc.	202,895

Motor Vehicles & Passenger Car Bodies - 1.57%
7,424	General Motors Co. (a)	304,310

National Commercial Banks - 4.16%
6,557	Bank of America Corp.	193,563
5,350	Citigroup, Inc. (a)	398,094
3,523	Wells Fargo & Co.	213,740
		805,397
Operators of Nonresidential Buildings - 0.56%
12,607	Spirit Realty Capital, Inc.	108,168

Petroleum Refining - 3.20%
9,497	BP Plc. ADR (a)	399,159
2,176	Phillips 66	220,103
		619,262
Pharmaceutical Preparations - 3.22%
2,537	Allergan, Plc.	415,003
4,914	Mylan N.V. (United Kingdom) *	207,911
		622,914
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.25%
3,397	DowDoPont, Inc.	241,934

Retail-Auto Dealers & Gasoline Stations - 0.97%
2,926	CarMax, Inc. *	187,644

Security Brokers, Dealers & Flotation Companies - 0.49%
369	The Goldman Sachs Group, Inc.*	94,006

Semiconductors - 0.54%
1,622	QUALCOMM Incorporated	103,840

Services-Business Services - 1.96%
1,091	Alliance Data Systems Corp.	276,547
5,377	The Western Union Co.	102,217

		378,764
Surgical & Medical Instruments & Apparatus - 1.29%
3,856	Baxter International, Inc.	249,252

TOTAL FOR COMMON STOCK (Cost $6,574,761) - 41.82%		8,090,499

CLOSED-END FUNDS - 5.66%
6,805	AllianceBernstein Global High Income Fund	86,832
7,397	BlackRock Investment Quality Municipal Trust, Inc.	110,363
4,864	BlackRock Multi-Sector Income	88,282
12,542	Eaton Vance Limited Duration Income Fund	171,198
4,034	John Hancock Preferred Income Fund II	86,691
8,476	Nuveen Preferred Income Opportunities Fund	87,642
8,946	PIMCO Dynamic Credit & Mortgage Fund	200,748
2,948	PIMCO Dynamic Income Fund	88,587
16,690	PIMCO Income Strategy Fund II	174,077

TOTAL FOR CLOSED-END FUNDS (Cost $969,622) - 5.66%		1,094,420

CORPORATE BONDS - 2.10%
Bituminous Coal & Lignite Surface Mining - 0.66%
125,000	CONSOL Energy, Inc., 5.875%, 04/15/22	127,656

Crude Petroleum & Natural Gas - 0.24%
43,000	Chesapeake Energy Corp., 8.00%, 12/15/22	46,386

Radio Broadcasting Stations - 0.38%
50,000	iHeart Communications, Inc., 9.00%, 03/01/21	35,750
50,000	iHeart Communications, Inc., 9.00%, 12/15/19	37,125
		72,875
International Notes - 0.82%
3,100,000	United Mexican States Note, 8.50%, 2/31/18	158,812

TOTAL FOR CORPORATE BONDS (Cost $454,450) - 2.10%		405,729

EXCHANGE TRADED FUNDS - 20.94%
32,901	Alerian MLP ETF	355,002
4,882	iShares MSCI Brazil Capped EFT	197,477
14,412	iShares MSCI Emerging Markets Index ETF	679,093
3,417	iShares MSCI Emerging Markets Small Cap ETF	181,477
5,989	iShares MSCI Frontier 100 ETF	198,356
7,445	iShares MSCI Hong Kong ETF	189,252
6,659	iShares MSCI India ETF	240,190
1,613	iShares MSCI Japan Index ETF	96,667
2,518	iShares MSCI Japan Small-Cap ETF	200,911
3,329	iShares MSCI Mexico Capped ETF	164,086
2,513	iShares MSCI Philippines ETF	97,555

2,500	iShares MSCI Taiwan Caped ETF	90,525
3,071	Market Vectors Junior Gold Miners ETF	104,813
8,362	Market Vectors Russia ETF	177,358
9,464	ProShares TR PSHS Short QQQ *	336,729
4,419	SPDR Gold Trust Gold SHS *	546,409
1,623	SPDR S&P Regional Banking ETF	95,514
1,687	Wisdom Tree Japan Hedged Equity Fund ETF	100,090
		4,051,504

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,690,038) - 20.94%		4,051,504

EXCHANGE TRADED NOTES - 2.13%
12,021	JPMorgan Alerian MLP ETN	330,217
4,100	JPMorgan Cushing 30 MLP Index ETN *	81,794

TOTAL FOR EXCHANGE TRADED NOTES (Cost $471,477) - 2.13%		412,011

PREFERRED - 8.77%
Electric Service - 0.26%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	50,668

Life Insurance - 0.45%
3,340	Aegon N.V., 6.375%, 6/2/17	86,239

National Commercial Banks - 0.15%
143	Bank of America Corporation. PFD, 7.25%, Perpetual	188,617
1,764	BB&T Corp. PFD, 5.20%, Perpetual	44,382
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	109,317
2,943	Wells Fargo & Co. PFD, Series J, 8.00%, Perpetual	75488
137	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	179,469
1,050	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	28,560
		625,833
Real Estate Investment Trusts - 4.61%
8,322	AGNC Investment Corp., 7.75%, 12/31/49	215,041
3,000	Annaly Capital Management, Inc., 7.625%, 8/27/17	75,750
3,315	Colony NorthStar, Inc. Series D, 8.50%, 4/10/18	84,731
1,830	National Storage A Cum Red	47,653
18,292	Vereit, Inc., Series F, 6.70%, 12/31/49	467,727
		890,902
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.22%
1,780	NGL Energy Partners LP PFD, 9.00%, 07/01/22 Perpetual	43,432

TOTAL FOR PREFERRED (Cost $1,621,523) - 8.77%		1,697,074

REAL ESTATE INVESTMENT TRUST - 2.35%
1,323	American Tower Corp.	188,752
8,620	Ashford Hospitality Prime, Inc.	83,873

23,384	Vereit, Inc.	182,161
		454,786

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $384,747) - 2.35%		454,786

SHORT TERM INVESTMENTS - 15.99%
3,092,994	Fidelity Government Portfolio	3,092,994

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,092,994) - 15.99%		3,092,994

TOTAL INVESTMENTS (Cost $17,259,612) *** - 99.76%		$ 19,299,017

OTHER ASSETS LESS LIABILITIES - 0.24%		$ 46,850

NET ASSETS - 100.00%		$ 19,345,867

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31,2017.

*** At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,259,612 amounted to $1,589,904 which consisted of aggregate gross unrealized appreciation of $2,643,969 and aggregate gross unrealized depreciation of $1,054,065.

(a) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK *
Motor Vehicles & Passenger Car Bodies
285	Tesla Motors, Inc. *	88,735

Services-Business Services, NEC - 0.71%
1,027	Athenahealth, Inc. *	136,632
887	Stamps.com, Inc. *	166,756
		303,388

TOTAL FOR COMMON STOCK (Cost $315,037)		392,123

EXCHANGE TRADED FUNDS *
3,139	PowerShares QQQ ETF	488,931
3,222	SPDR S&P 500 Index ETF	859,823

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $991,086)		1,348,754

CALL OPTIONS *
	Allergan Plc
700	January 2018 Call @ $280.00	7

	American Tower Corporation
1,000	January 2018 Call @ $150.00	100

	Apple, Inc.
1,000	January 2018 Call @ $185.00	80

1,200	CarMax, Inc.
	January 2018 Call @75.00	36

TOTAL FOR CALL OPTIONS (Cost $9,609)		223

1. SECURITY TRANSACTIONS

At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,259,612 amounted to $1,589,904 which consisted of aggregate gross unrealized appreciation of $2,643,969 and aggregate gross unrealized depreciation of $1,054,065.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,090,499	$0	$0	8,090,499.00
Closed End Funds	$1,094,420	$0	$0	1,094,420.00
Corporate Bonds	$0	$405,729	$0	405,729.00
Exchange Traded Funds	$4,051,504	$0	$0	4,051,504.00
Exchange Traded Notes	$412,011	$0	$0	412,011.00
Preferred Stocks	$1,697,074	$0	$0	1,697,074.00

Real Estate Investment Trusts	$454,786	$0	$0	454,786.00
Cash Equivalents	$3,092,994	$0	$0	3,092,994.00
Total	$18,893,288	$405,729	$0	19,299,017.00

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$392,123	$0	$0	392,123.00
Exchange Traded funds	$1,348,754	$0	$0	1,348,754.00
Options	$223	$0	$0	223.00
Total	$1,741,100	$0	$0	1,741,100.00

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date February 20, 2018